Summary of Significant Accounting Policies - Schedule of Amounts and Percentages of Total Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 44,290	$ 6,068	¥ 19,764	¥ 7,796
Total revenues percentage	100.00%	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 63	$ 9	¥ 1,513	¥ 4,428
Total revenues percentage	0.10%	0.10%	7.70%	56.80%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 41,819	$ 5,729	¥ 17,062	¥ 3,061
Total revenues percentage	94.50%	94.50%	86.30%	39.30%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 1,177	$ 161	¥ 1,189	¥ 307
Total revenues percentage	2.70%	2.70%	6.00%	3.90%
Two-wheeled vehicle battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 1,231	$ 169
Total revenues percentage	2.70%	2.70%